Risk Management_Cash flow from principal and interest payments of nonderivative financial liabilities by expected maturities (Details) - KRW (₩)	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis for derivative financial liabilities by estimated redemption or withdrawal [Line Items]
Financial liabilities at FVTPL	₩ 353,935,000,000	₩ 115,156,000,000
Deposits due to customers	292,933,587,000,000	266,978,703,000,000
Borrowings	20,906,701,000,000	19,791,006,000,000
Debentures	39,224,937,000,000	32,818,388,000,000
Lease liabilities	419,421,000,000	434,934,000,000
Other financial liabilities	10,807,314,000,000	14,165,526,000,000
Total	364,645,895,000,000	334,303,713,000,000
Within 3 months
Disclosure of maturity analysis for derivative financial liabilities by estimated redemption or withdrawal [Line Items]
Financial liabilities at FVTPL	68,909,000,000	115,156,000,000
Deposits due to customers	199,931,480,000,000	175,309,271,000,000
Borrowings	10,159,819,000,000	8,596,202,000,000
Debentures	3,246,233,000,000	2,378,211,000,000
Lease liabilities	53,429,000,000	46,072,000,000
Other financial liabilities	8,121,978,000,000	11,242,367,000,000
Total	221,581,848,000,000	197,687,279,000,000
4 to 6 months
Disclosure of maturity analysis for derivative financial liabilities by estimated redemption or withdrawal [Line Items]
Financial liabilities at FVTPL	131,496,000,000	0
Deposits due to customers	35,912,096,000,000	38,219,793,000,000
Borrowings	2,524,572,000,000	2,948,384,000,000
Debentures	3,396,427,000,000	2,894,577,000,000
Lease liabilities	44,894,000,000	42,549,000,000
Other financial liabilities	70,277,000,000	60,981,000,000
Total	42,079,762,000,000	44,166,284,000,000
7 to 9 months
Disclosure of maturity analysis for derivative financial liabilities by estimated redemption or withdrawal [Line Items]
Financial liabilities at FVTPL	41,428,000,000	0
Deposits due to customers	23,924,403,000,000	23,649,424,000,000
Borrowings	1,714,490,000,000	2,162,846,000,000
Debentures	3,929,346,000,000	3,330,658,000,000
Lease liabilities	40,949,000,000	37,420,000,000
Other financial liabilities	10,294,000,000	119,633,000,000
Total	29,660,910,000,000	29,299,981,000,000
10 to 12 months
Disclosure of maturity analysis for derivative financial liabilities by estimated redemption or withdrawal [Line Items]
Financial liabilities at FVTPL	112,102,000,000	0
Deposits due to customers	25,477,917,000,000	24,102,750,000,000
Borrowings	1,866,810,000,000	1,880,424,000,000
Debentures	3,495,915,000,000	2,466,142,000,000
Lease liabilities	35,074,000,000	35,210,000,000
Other financial liabilities	10,897,000,000	10,344,000,000
Total	30,998,715,000,000	28,494,870,000,000
1 to 5 years
Disclosure of maturity analysis for derivative financial liabilities by estimated redemption or withdrawal [Line Items]
Financial liabilities at FVTPL	0	0
Deposits due to customers	7,582,278,000,000	5,547,232,000,000
Borrowings	4,177,634,000,000	3,682,214,000,000
Debentures	21,899,788,000,000	19,211,409,000,000
Lease liabilities	208,125,000,000	232,985,000,000
Other financial liabilities	451,096,000,000	71,561,000,000
Total	34,318,921,000,000	28,745,401,000,000
Over 5 years
Disclosure of maturity analysis for derivative financial liabilities by estimated redemption or withdrawal [Line Items]
Financial liabilities at FVTPL	0	0
Deposits due to customers	105,413,000,000	150,233,000,000
Borrowings	463,376,000,000	520,936,000,000
Debentures	3,257,228,000,000	2,537,391,000,000
Lease liabilities	36,950,000,000	40,698,000,000
Other financial liabilities	2,142,772,000,000	2,660,640,000,000
Total	₩ 6,005,739,000,000	₩ 5,909,898,000,000